SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 20 - SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in four reportable segments: (a) corporate (b) airport security (c) other aviation related services and (d) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security segment provides security services mostly to airlines and airport authorities mostly in Europe. The other aviation related services segment provides various services to airlines within airports in the United States of America. The authentication technology segment provides authentication services to financial and other companies, predominantly in the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

	Corporate	Airport Security	Other Aviation Related Services	Authentication Technology	Total
Year ended December 31, 2022:
Revenue	$-	$224,037	53,954	$46,986	$324,977
Depreciation and amortization	71	779	286	1,318	2,454
Net income (loss)	(2,921)	1,128	(2,229)	(1,212)	(5,234)
Goodwill	-	646	-	-	646
Total assets	8,698	82,016	25,072	68,847	184,633

Year ended December 31, 2021:
Revenue	$-	$217,463	$36,224	$71,247	$324,934
Depreciation and amortization	75	939	167	880	2,061
Net income (loss)	(2,020)	7,202	14,710	21,396	41,288
Goodwill	-	690	-	-	690
Total assets	10,349	84,923	27,502	73,106	195,880

Year ended December 31, 2020:
Revenue	$-	$194,477	$28,177	$25,765	$248,419
Depreciation and amortization	72	994	308	716	2,090
Net income (loss)	(3,853)	(2,779)	8,835	3,199	5,402
Goodwill	-	746	-	-	746
Total assets	12,488	72,851	13,699	41,350	140,388

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customer’s invoicing address:

	Year Ended December 31,
	2022	2021	2020
Germany	$111,826	$126,367	$119,500
United States	88,333	94,743	45,305
The Netherlands	63,842	52,165	58,446
Spain	39,448	30,946	7,465
Other countries	21,528	20,713	17,703
Total revenue	$324,977	$324,934	$248,419

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization, by country:

	December 31,
	2022	2021
Germany	$384	$361
United States	683	422
The Netherlands	488	624
Spain	135	118
Other countries	4,586	4,185
Total property and equipment, net	$6,276	$5,710

Property and equipment, net, in other countries include $4,216 and $3,956 property and equipment in Israel, as of December 31, 2022 and 2021, respectively.

Valuation and Qualifying Accounts

	Beginning of year	Charges to Costs and Expenses	Charges to other accounts	Deductions	End of Year

Allowance for doubtful accounts (1):
Year ended December 31, 2020	$418	710	(438)	-	$690
Year ended December 31, 2021	$690	864	(563)	-	$991
Year ended December 31, 2022	$991	409	(192)	-	$1,208

Allowance for net deferred tax assets:
Year ended December 31, 2020	$21,046	-	-	(3,601)	$17,445
Year ended December 31, 2021	$17,445	-	-	(5,815)	$11,630
Year ended December 31, 2022	$11,630	-	1,872	-	$13,502

(1) Write-off net of recoveries for the allowance for doubtful accounts.